Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	SUNAMERICA MONEY MARKET FUNDS INC
Central Index Key	0000724129
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 30, 2018
AIG Government Money Market Fund | Class A
Prospectus:
Trading Symbol	SMAAX
AIG Government Money Market Fund | Class I
Prospectus:
Trading Symbol	NAIXX